Shareholders' Equity - Preferred Stock Summary (Details) $ / shares in Units, $ in Millions										12 Months Ended
	Mar. 17, 2025	Oct. 23, 2024	Sep. 05, 2024	Jun. 01, 2023	Jun. 17, 2019	May 15, 2018	Jan. 30, 2018	Jan. 27, 2015 $ / shares	Sep. 09, 2014	Dec. 31, 2015 USD ($) $ / shares shares	Mar. 17, 2015 $ / shares	Dec. 31, 2014 shares
Class of Stock [Line Items]
Total Shares Outstanding | shares										3,767,790		3,647,790
Carrying Value										$ 22,505
Preferred stock adjustments										$ 232
Series B Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding | shares										7,571
Liquidation Preference per Share (in dollars) | $ / shares										$ 100
Carrying Value										$ 1
Per Annum Dividend Rate										7.00%
Series D Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding | shares										26,174
Liquidation Preference per Share (in dollars) | $ / shares										$ 25,000
Carrying Value										$ 654
Per Annum Dividend Rate										6.204%
Ownership interest in a share of preferred stock										0.10%
Series E Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding | shares										12,691
Liquidation Preference per Share (in dollars) | $ / shares										$ 25,000
Carrying Value										$ 317
Ownership interest in a share of preferred stock										0.10%
Minimum interest rate per annum										4.00%
Series F Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding | shares										1,409
Liquidation Preference per Share (in dollars) | $ / shares										$ 100,000
Carrying Value										$ 141
Minimum interest rate per annum										4.00%
Series G Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding | shares										4,926
Liquidation Preference per Share (in dollars) | $ / shares										$ 100,000
Carrying Value										$ 493
Minimum interest rate per annum										4.00%
Series I Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding | shares										14,584
Liquidation Preference per Share (in dollars) | $ / shares										$ 25,000
Carrying Value										$ 365
Per Annum Dividend Rate										6.625%
Ownership interest in a share of preferred stock										0.10%
Series K Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding | shares										61,773
Liquidation Preference per Share (in dollars) | $ / shares										$ 25,000
Carrying Value										$ 1,544
Per Annum Dividend Rate										8.00%
Ownership interest in a share of preferred stock										4.00%
Series L Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding | shares										3,080,182
Liquidation Preference per Share (in dollars) | $ / shares										$ 1,000
Carrying Value										$ 3,080
Per Annum Dividend Rate										7.25%
Series M Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding | shares										52,399
Liquidation Preference per Share (in dollars) | $ / shares										$ 25,000
Carrying Value										$ 1,310
Per Annum Dividend Rate										8.125%
Ownership interest in a share of preferred stock										4.00%
Series T Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding | shares										50,000
Liquidation Preference per Share (in dollars) | $ / shares										$ 100,000
Carrying Value										$ 2,918
Per Annum Dividend Rate										6.00%
Series U Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding | shares										40,000
Liquidation Preference per Share (in dollars) | $ / shares										$ 25,000
Carrying Value										$ 1,000
Per Annum Dividend Rate										5.20%
Ownership interest in a share of preferred stock										4.00%
Series V Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding | shares										60,000
Liquidation Preference per Share (in dollars) | $ / shares										$ 25,000
Carrying Value										$ 1,500
Per Annum Dividend Rate										5.125%
Ownership interest in a share of preferred stock										4.00%
Series W Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding | shares										44,000
Liquidation Preference per Share (in dollars) | $ / shares										$ 25,000
Carrying Value										$ 1,100
Per Annum Dividend Rate									6.625%	6.625%
Ownership interest in a share of preferred stock										0.10%
Series X Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding | shares										80,000
Liquidation Preference per Share (in dollars) | $ / shares										$ 25,000
Carrying Value										$ 2,000
Per Annum Dividend Rate										6.25%
Ownership interest in a share of preferred stock										4.00%
Series Y Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding | shares										44,000
Liquidation Preference per Share (in dollars) | $ / shares								$ 25,000		$ 25,000
Carrying Value										$ 1,100
Per Annum Dividend Rate								6.50%		6.50%
Ownership interest in a share of preferred stock										0.10%
Series Z Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding | shares										56,000
Liquidation Preference per Share (in dollars) | $ / shares										$ 25,000
Carrying Value										$ 1,400
Per Annum Dividend Rate										6.50%
Ownership interest in a share of preferred stock										4.00%
Series AA Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding | shares										76,000
Liquidation Preference per Share (in dollars) | $ / shares										$ 25,000	$ 25,000
Carrying Value										$ 1,900
Per Annum Dividend Rate										6.10%
Ownership interest in a share of preferred stock										4.00%
Series 1 Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding | shares										3,275
Liquidation Preference per Share (in dollars) | $ / shares										$ 30,000
Carrying Value										$ 98
Ownership interest in a share of preferred stock										0.08%
Minimum interest rate per annum										3.00%
Series 2 Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding | shares										9,967
Liquidation Preference per Share (in dollars) | $ / shares										$ 30,000
Carrying Value										$ 299
Ownership interest in a share of preferred stock										0.08%
Minimum interest rate per annum										3.00%
Series 3 Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding | shares										21,773
Liquidation Preference per Share (in dollars) | $ / shares										$ 30,000
Carrying Value										$ 653
Per Annum Dividend Rate										6.375%
Ownership interest in a share of preferred stock										0.08%
Series 4 Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding | shares										7,010
Liquidation Preference per Share (in dollars) | $ / shares										$ 30,000
Carrying Value										$ 210
Ownership interest in a share of preferred stock										0.08%
Minimum interest rate per annum										4.00%
Series 5 Preferred Stock
Class of Stock [Line Items]
Total Shares Outstanding | shares										14,056
Liquidation Preference per Share (in dollars) | $ / shares										$ 30,000
Carrying Value										$ 422
Ownership interest in a share of preferred stock										0.08%
Minimum interest rate per annum										4.00%
3-Month London Interbank Offered Rate (LIBOR) | Series E Preferred Stock
Class of Stock [Line Items]
Basis spread on variable rate for dividend rate										0.0035
3-Month London Interbank Offered Rate (LIBOR) | Series F Preferred Stock
Class of Stock [Line Items]
Basis spread on variable rate for dividend rate										0.0040
3-Month London Interbank Offered Rate (LIBOR) | Series G Preferred Stock
Class of Stock [Line Items]
Basis spread on variable rate for dividend rate										0.0040
3-Month London Interbank Offered Rate (LIBOR) | Series 1 Preferred Stock
Class of Stock [Line Items]
Basis spread on variable rate for dividend rate										0.0075
3-Month London Interbank Offered Rate (LIBOR) | Series 2 Preferred Stock
Class of Stock [Line Items]
Basis spread on variable rate for dividend rate										0.0065
3-Month London Interbank Offered Rate (LIBOR) | Series 4 Preferred Stock
Class of Stock [Line Items]
Basis spread on variable rate for dividend rate										0.0075
3-Month London Interbank Offered Rate (LIBOR) | Series 5 Preferred Stock
Class of Stock [Line Items]
Basis spread on variable rate for dividend rate										0.0050
Scenario, Forecast | 3-Month London Interbank Offered Rate (LIBOR) | Series K Preferred Stock
Class of Stock [Line Items]
Basis spread on variable rate for dividend rate							0.0363
Scenario, Forecast | 3-Month London Interbank Offered Rate (LIBOR) | Series M Preferred Stock
Class of Stock [Line Items]
Basis spread on variable rate for dividend rate						0.0364
Scenario, Forecast | 3-Month London Interbank Offered Rate (LIBOR) | Series U Preferred Stock
Class of Stock [Line Items]
Basis spread on variable rate for dividend rate				0.03135
Scenario, Forecast | 3-Month London Interbank Offered Rate (LIBOR) | Series V Preferred Stock
Class of Stock [Line Items]
Basis spread on variable rate for dividend rate					0.03387
Scenario, Forecast | 3-Month London Interbank Offered Rate (LIBOR) | Series X Preferred Stock
Class of Stock [Line Items]
Basis spread on variable rate for dividend rate			0.03705
Scenario, Forecast | 3-Month London Interbank Offered Rate (LIBOR) | Series Z Preferred Stock
Class of Stock [Line Items]
Basis spread on variable rate for dividend rate		0.04174
Scenario, Forecast | 3-Month London Interbank Offered Rate (LIBOR) | Series AA Preferred Stock
Class of Stock [Line Items]
Basis spread on variable rate for dividend rate	0.03898